INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Intangible asset value	19,880,000	$ 19,880,000
Mix1 Brand [Member]
Intangible asset value	7,850,000	7,850,000
Mix1 Product [Member]
Intangible asset value	4,030,000	4,030,000
Mix1 Product [Member] | Minimum [Member]
Life of Intangible assets	7 years
Mix1 Product [Member] | Maximum [Member]
Life of Intangible assets	7 years
Customer List & Distribution [Member]
Intangible asset value	8,000,000	$ 8,000,000
Customer List & Distribution [Member] | Minimum [Member]
Life of Intangible assets	7 years
Customer List & Distribution [Member] | Maximum [Member]
Life of Intangible assets	7 years